Work in Progress, Net - Summary of Unbilled Work in Progress (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Unbilled Work In Progress [Line items]
Current, Work in Progress, net	S/ 186,433	S/ 49,457
Non-current, Work in Progress, net		23,117
Total	186,433	72,574
Unbilled receivable concessions in progress [member]
Disclosure Of Unbilled Work In Progress [Line items]
Non-current, Work in Progress, net		23,117
Total		23,117
Work in Progress [Member]
Disclosure Of Unbilled Work In Progress [Line items]
Current, Work in Progress, net	186,433	49,457
Total	S/ 186,433	S/ 49,457